Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
before income tax expense (benefit) and equity in (loss) earnings of joint ventures consists of the following:

	For the year ended December 31,
	2012	2011	2010
In millions
U.S.	$(261.1)	$(780.6)	$(157.8)
Foreign	179.6	(603.5)	145.3
Total	$(81.5)	$(1,384.1)	$(12.5)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
In millions
Year ended December 31, 2012:
U.S. Federal	$38.9	$(0.2)	$38.7
State and local	(14.0)	0.7	(13.3)
Foreign	47.5	(8.0)	39.5
Total	$72.4	$(7.5)	$64.9
Year ended December 31, 2011:
U.S. Federal	$6.7	$37.2	$43.9
State and local	4.6	4.7	9.3
Foreign	15.9	4.0	19.9
Total	$27.2	$45.9	$73.1
Year ended December 31, 2010:
U.S. Federal	$(46.6)	$(29.6)	$(76.2)
State and local	(3.8)	(2.3)	(6.1)
Foreign	44.2	(15.2)	29.0
Total	$(6.2)	$(47.1)	$(53.3)

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to loss before income taxes and equity in (loss) earnings of joint ventures. The “Effect of foreign operations” includes the net reduced taxation of foreign profits from combining jurisdictions with rates above and below the U.S. federal statutory rate and the impact of U.S. foreign tax credits.

	For the year ended December 31,
	2012	2011	2010
Income tax at federal statutory rate	(35.0)%	(35.0)%	(35.0)%
Increase (reduction) in income taxes:
Effect of foreign operations	(71.6)	19.3	(47.4)
Foreign incentives	(5.7)	(1.1)	(121.6)
Foreign repatriation	(2.1)	0.4	(91.7)
State income taxes, net of U.S. Federal benefit	(16.6)	0.7	(26.8)
Tax authority positions, net	3.8	1.2	(97.0)
Valuation allowance	183.2	15.1	—
Other, net	23.6	4.7	(6.9)
Effective tax expense (benefit) rate	79.6%	5.3%	(426.4)%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	For the year ended December 31,
	2012	2011
In millions
Beginning of year	$46.2	$30.4
Additions based on tax positions related to the current year	7.8	15.9
Reductions for tax positions of prior years	(3.1)	(0.1)
End of year	$50.9	$46.2

Schedule of Deferred Tax Assets and Liabilities
Our deferred tax assets and liabilities, netted by taxing location, are in the following captions in the consolidated balance sheet:

	As of December 31,
	2012	2011
In millions
Current deferred tax assets, net (recorded in prepaids and other current assets)	$90.8	$63.1
Non-current deferred tax (liabilities) assets, net	(5.9)	44.8
Total	$84.9	$107.9
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
	2012	2011
In millions
Deferred tax assets:
Inventories	$14.9	$17.1
Restructuring liabilities	31.2	42.5
Expense accruals	52.0	53.1
Solar energy systems	461.9	366.7
Deferred revenue	66.3	4.4
Property, plant and equipment	35.7	54.1
Pension, medical and other employee benefits	12.2	27.2
Foreign repatriation	3.4	3.4
Net operating loss carryforwards	132.3	91.5
Foreign tax credits	70.8	28.8
Other	75.6	38.4
Total deferred tax assets	956.3	727.2
Valuation allowance	(510.5)	(415.7)
Net deferred tax assets	445.8	311.5
Deferred tax liabilities:
Solar energy systems	(286.7)	(191.2)
Other	(74.2)	(12.4)
Total deferred tax liabilities	(360.9)	(203.6)
Net deferred tax assets	$84.9	$107.9